SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Schedule of share capital

		Note	Number	Value
January 1, 2023	Balance		21,107,968	109,902

January 10, 2023 to December 9, 2023	Issuance of share capital upon exercise of FSOs	10	124,000	808
April 6, 2023	Issuance of share capital upon exercise of DSUs	10	38,334	218
June 28, 2023 to December 14, 2023	Issuance of share capital upon exercise of RSUs	10	365,043	2,365
January 13, 2023 to May 4, 2023	Shares issued upon exercise of Convertible Debt	7	617,357	2,127
June 1, 2023	Shares issued upon settlement of deferred consideration for Spin acquisition	6	357,739	1,104
June 8, 2023	Shares issued upon settlement of deferred consideration for Wild Streak acquisition	4	393,111	3,491
December 31, 2023	Balance		23,003,552	120,015

January 1, 2024	Balance		23,003,552	120,015

April 1, 2024 to December 18, 2024	Issuance of share capital upon exercise of FSOs	10	156,107	607
May 1, 2024 to September 18, 2024	Issuance of share capital upon exercise of DSUs	10	198,481	1,016
May 1, 2024 to May 14,2024	Issuance of share capital upon exercise of RSUs	10	418,000	1,757
February 5, 2024 to June 5, 2024	Shares issued upon exercise of Convertible Debt	7	504,215	2,704
June 1, 2024	Shares issued upon settlement of deferred consideration for Spin acquisition	6	369,516	2,139
June 2, 2024	Shares issued upon settlement of deferred consideration for Wild Streak acquisition	5	393,111	3,491
December 31, 2024	Balance		25,042,982	131,729